Document and Entity Information	6 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash and cash equivalents	$ 93,080	$ 1,956,976	$ 625,796
Accounts receivable trade, net	38,866	103,824	24,647
Inventories	571,441	393,434	198,274
Prepaid consulting	0	42,500	0
Prepaid expenses and other current assets	52,339	29,784	43,250
Total current assets	755,726	2,526,518	891,967
Furniture, fixtures and equipment, net	211,225	209,822	20,014
Prepaid consulting	0	0	255,436
Debt issue costs, net	0	0	254,852
Deposits	19,231	15,631	42,829
Total Assets	986,182	2,751,971	1,465,098
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	238,130	270,864	25,213
Accrued expenses	64,689	168,445	88,010
Notes payable, related parties	89,380	0	0
Line of credit	0	0	2,458,156
Insurance premium finance contracts	34,258	10,227	8,135
Total current liabilities	426,457	449,536	2,579,514
Convertible note	1,497,483	1,497,483	0
Total liabilities	1,923,940	1,947,019	2,579,514
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock : $0.001 par value, 50,000,000 shares authorized, 22,783,325, 22,104,570 and 16,538,190 shares issued and outstanding as of December 31, 2011; June 30, 2011 and June 30,2010, respectively.	22,783	22,105	16,538
Additional paid in capital	17,582,497	16,452,674	8,512,232
Accumulated deficit	(18,543,038)	(15,669,827)	(9,643,186)
Total stockholders' equity (deficit)	(937,758)	804,952	(1,114,416)
Total liabilities and stockholders' equity (deficit)	$ 986,182	$ 2,751,971	$ 1,465,098

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Stockholder's Equity
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock Issued	0	0	0
Preferred Stock Outstanding	0	0	0
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	50,000,000	50,000,000	50,000,000
Common Stock Issued	22,783,325	22,104,570	16,538,190
Common Stock Outstanding	22,783,325	22,104,570	16,538,190

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Sales	$ 84,551	$ 60,637	$ 262,953	$ 89,194	$ 221,804	$ 566,240
Cost of goods sold	39,181	30,206	114,421	38,870	101,888	186,483
Gross Profits	45,370	30,431	148,532	50,324	119,916	379,757
Operating Expenses
Selling, general and administrative expenses	1,123,204	1,690,215	2,626,410	2,571,396	5,291,220	3,392,456
Research and development	7,726	11,858	49,975	47,441	91,762	19,541
Total Operating Expenses	1,130,930	1,702,073	2,676,385	2,618,837	5,382,982	3,411,997
Loss from operations	(1,085,560)	(1,671,642)	(2,527,853)	(2,568,513)	(5,263,066)	(3,032,240)
Other Income (expense)
Interest Income	57	1,040	463	2,314	3,483	8,535
Loss on settlement	(300,000)	0	(301,500)	0	(50,000)	(55,000)
Loss on warrant repricing	(5,834)	0	(5,834)	0	0	0
Cost of warrants issued to induce warrant exercise	0	0	0	0	(62,414)	0
Loss on extinguishment of debt	0	0	0	0	(267,390)	0
Interest Expense	(19,328)	(101,691)	(38,487)	(203,241)	(387,254)	(458,179)
Total other income (expense)	(325,105)	(100,651)	(345,358)	(200,927)	(763,575)	(504,644)
Net Loss	$ (1,410,665)	$ (1,772,293)	$ (2,873,211)	$ (2,769,440)	$ (6,026,641)	$ (3,536,884)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.1)	$ (0.13)	$ (0.16)	$ (0.32)	$ (0.24)
Weighted average shares outstanding - basic and diluted	22,204,124	17,332,044	22,152,375	17,000,947	18,637,833	15,018,756

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net loss	$ (2,873,211)	$ (2,769,440)	$ (6,026,641)	$ (3,536,884)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	25,519	6,249	15,269	10,756
Common stock issued for settlement	300,000	0
Cost of warrant repricing	5,834	0	0	0
Bad debt expense	0	700	13,865	7,463
Amortization of debt issuance costs	0	139,010	254,852	339,418
Options issued for services	0	297,640	322,850	0
Amortization of prepaid expenses	0	0	46,303	76,891
Amortization of stock based prepaid consulting	42,500	139,144	213,937	170,436
Common stock issued to officer and director	0	0	0	69,211
Common stock issued for services	0	90,000	168,500	0
Stock option employee compensation expense	676,332	477,674	921,639	398,614
Write-off of obsolete packaging inventory	0	0	0	33,510
Warrants issued to induce warrant exercise	0	0	62,414	0
Loss on extinguishment of debt	0	0	267,390	0
Changes in operating assets and liabilities
Accounts receivable	64,958	(33,933)	(93,042)	(40,943)
Inventories	(178,007)	(58,779)	(195,160)	17,625
Prepaid expenses and other current assets	21,376	20,076	0	(75,935)
Deposits and other assets	(3,600)	12,957	27,198	(12,199)
Accounts payable	(32,734)	120,584	245,651	(26,565)
Accrued expenses	(103,756)	(74,577)	119,762	60,257
Related party payable	0	0	0	(60,000)
Net cash used in operating activities	(2,054,789)	(1,632,695)	(3,636,213)	(2,568,345)
Cash flows from Investing Activities
Purchases of equipment	(26,922)	(2,358)	(205,077)	(7,563)
Net cash (used in) investing activities	(26,922)	(2,358)	(205,077)	(7,563)
Cash flows from Financing Activities
Proceeds from sale of stock	50,000	0	3,272,766	0
Proceeds from sale of stock and warrants, net of expenses	0	1,165,401	1,429,320	2,090,000
Proceeds from exercise of warrants	65,000	0	379,129	0
Proceeds from exercise of stock options	33,335	0	122,000	58,350
Proceeds from related party loans	89,380	0	0	0
Proceeds from revolving line of credit, net	0	0	0	908,156
Debt issue costs	0	0	0	(68,155)
Payments on Insurance Finance Contract	(19,900)	(8,694)	(30,745)	(32,028)
Net cash provided by financing activities	217,815	1,156,707	5,172,470	2,956,323
Net decrease in cash and cash equivalents	(1,863,896)	(478,346)	1,331,180	380,415
Cash and cash equivalents - beginning	1,956,976	625,796	625,796	245,381
Cash and cash equivalents - ending	93,080	147,450	1,956,976	625,796
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	1,050	63,222	43,548	117,631
Cash paid for income taxes	0	0	0	0
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	43,931	32,837	32,837	33,103
Prepaid stock-based consulting	0	65,500	65,500	425,872
Line of credit and accrued interest exchanged for convertible debt	0	0	1,536,810	0
Stock issued to extend loan	0	0	0	150,000
Options issued to extend loan	0	0	0	59,865
Debt repaid with common stock	$ 0	$ 0	$ 1,000,000	$ 0

Condensed Consolidated Statement of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Opening Balance, amount at Jun. 30, 2009	$ 13,859	$ 5,262,999	$ (6,106,302)	$ (829,444)
Opening Balance, shares at Jun. 30, 2009	13,858,986
Common stock and warrants issued for cash, shares	2,180,000
Common stock and warrants issued for cash, amount	2,180	2,177,820		2,180,000
Common stock issued to officer and director, shares	69,211
Common stock issued to officer and director, amount	69	69,142		69,211
Common stock issued for services, shares	200,000
Common stock issued for services, amount	200	339,800		340,000
Common stock issued to extend line of credit, shares	150,000
Common stock issued to extend line of credit, amount	150	149,850		150,000
Common stock issued upon exercise of options for cash, shares	79,993
Common stock issued upon exercise of options for cash, amount	80	58,270		58,350
Warrants issued to extend line of credit		59,865		59,865
Options issued for services		85,872		85,872
Offering cost of stock and warrants issued for cash		(90,000)		(90,000)
Stock-based compensation		398,614		398,614
Net loss for the fiscal year ended			(3,536,884)	(3,536,884)
Ending Balance, amount at Jun. 30, 2010	16,538	8,512,232	(9,643,186)	(1,114,416)
Ending Balance, shares at Jun. 30, 2010	16,538,190
Common stock and warrants issued for cash, shares	1,670,000
Common stock and warrants issued for cash, amount	1,670	1,427,650		1,429,320
Common stock issued for cash, shares	2,282,063
Common stock issued for cash, amount	2,282	3,270,484		3,272,766
Common stock issued for services, shares	170,000
Common stock issued for services, amount	170	168,330		168,500
Common stock issued to retire debt, shares	892,857
Common stock issued to retire debt, amount	894	1,083,606		1,084,500
Common stock issued upon exercise of warrants for cash, shares	303,303
Common stock issued upon exercise of warrants for cash, amount	303	378,826		379,129
Common stock issued upon exercise of options for cash, shares	100,000
Common stock issued upon exercise of options for cash, amount	100	121,900		122,000
Common stock issued for equity commitment fee, shares	75,000
Common stock issued for equity commitment fee, amount	75	(75)
Common stock issued for cashless exercise of warrants, shares	73,157
Common stock issued for cashless exercise of warrants, amount	73	(73)
Warrants issued as debt extinguishment fee		182,890		182,890
Options issued to induce warrant exercise		62,414		62,414
Options issued for services		322,850		322,850
Options vested		921,639		921,639
Net loss for the fiscal year ended			(6,026,641)	(6,026,641)
Ending Balance, amount at Jun. 30, 2011	$ 22,105	$ 16,452,674	$ (15,669,827)	$ 804,952
Ending Balance, shares at Jun. 30, 2011	22,104,570

Organization and Basis of Presentation	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization and Basis of Presentation

NOTE 1 - Organization and Basis of Presentation

Organization

GelTech Solutions, Inc. (“GelTech” or the “Company”) is a Delaware corporation organized in 2006. GelTech is focused on marketing four products: (1) FireIce®, a water soluble fire retardant used to protect firefighters, structures and wildlands; (2) Soil2O™ 'Dust Control’, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as, other industries that deal with daily dust control issues; (3) Soil2O™, a product which reduces the use of water and is primarily marketed to golf courses and the agriculture market; and (4) FireIce® Home Defense Unit, a system for applying FireIce® to structures to protect them from wildfires. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements include the accounts of the Company and its two wholly owned subsidiaries: WeatherTech Innovations, Inc. and FireIce Gel, Inc. (formerly GelTech Innovations, Inc.). Prior to July 1, 2008, there had been no activity in either subsidiary. Beginning on July 1, 2008, the Company began operating the marketing, sales and distribution of FireIce® through FireIce Gel, Inc.

These unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (”SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by "GAAP" for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with Management’s Discussion and Analysis of Financial Conditions and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended June 30, 2011 filed on September 28, 2011.

Inventories

Inventories as of December 31, 2011 consisted of raw materials and finished goods in the amounts of $118,067 and $453,374, respectively.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of December 31, 2011 or 2010.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant.   Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our inventory warehouses or locations in Jupiter, Florida and Irwindale, California are shipped FOB shipping point.  Normal terms are net 30 or net 60 days depending on the arrangement we have with the customer.  As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, “Revenue Recognition, Customer Payments”. Accordingly, any incentives received from vendors are recognized as a reduction of the cost of goods sold. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction of sales.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates for the six months ended December 31, 2011 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or debt conversion and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.” ASC 260-10 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. At December 31, 2011, there were options to purchase 5,987,007 shares of the Company’s common stock, warrants to purchase 5,040,258 shares of the Company’s common stock and 1,337,038 shares of the Company’s common stock are reserved for a convertible note which may dilute future earnings per share.

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with ASC 718-10, “Share-Based Payments,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values.

Stock-based compensation expense recognized under ASC 718-10 for the period July 1, 2011 through December 31, 2011 was $676,332 for stock options granted to employees and directors. This expense is included in selling, general and administrative expenses in the unaudited condensed consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At December 31, 2011, the total compensation cost for stock options not yet recognized was approximately $2,024,000. This cost will be recognized over the requisite service period which is generally the remaining vesting term of the options of approximately three years.

 A summary of stock option transactions for all employee stock options for the six month periods ended December 31, 2011 and 2010 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	2,283,000	$1.22	10.00
Exercised	—	$—	—
Options sold to third party	—	$—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	3,932,007	$1.07	5.38	$528,709
Exercisable at December 31, 2010	1,604,507	$0.94	4.99	$428,709

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.78

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$1.06	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	(525,000)	$1.00
Outstanding at December 31, 2011	4,589,507	$1.08	5.94	$—
Exercisable at December 31, 2011	2,355,508	$1.03	5.61	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		$0.58

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were contingently granted by the Company on June 3, 2011, were granted to its Chief Financial Officer (CFO), upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, of the modification the value of the options was reduced to $68,175 from $224,778, and will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers. The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	210,000	$1.20	10.00
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	580,000	$1.25	7.86	$72,650
Exercisable at December 31, 2010	334,166	$1.22	6.67	$69,650

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.74

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	245,000	$1.75	10.00
Exercised	(35,000)	$0.95	—
Forfeited	(142,500)	$1.46	—
Expired	—	$—	—
Outstanding at December 31, 2011	857,500	$1.37	8.06	$—
Exercisable at December 31, 2011	525,500	$1.24	7.33	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		$1.34

On July 1, 2011, the Company granted options to purchase 245,000 shares of the Company’s common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

A summary of options issued to non-employees under the 2007 Plan and changes during the six month periods from June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	2.53
Granted	350,000	$1.22	5.00
Options purchased from officer	—	$—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	505,000	$1.15	4.04	$31,000
Exercisable at December 31, 2010	505,000	$1.15	4.04	$31,000

Weighted average fair value of options granted during the six months ended December 31, 2010		$0.85

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	540,000	$1.16	2.64	$—
Exercisable at December 31, 2011	540,000	$1.16	2.64	$—

Weighted average fair value of options granted during the six months ended December 31, 2011		N/A

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The Company estimates volatility based upon the historical stock price of the Company and estimates the expected term for employee stock options using the simplified method for employees and directors and the contractual term for non-employees. The risk free rate is determined based upon the prevailing rate of United States Treasury securities with similar maturities.

The fair values of stock option grants for the period from July 1, 2011 to December 31, 2011 were estimated using the following assumptions:

Risk free interest rate	1.25% -2.3%
Expected term (in years)	5.5 - 6.5
Dividend yield	—
Volatility of common stock	88.89% - 90.6%
Estimated annual forfeitures	—

New Accounting Pronouncements

ASUs which were not effective until after December 31, 2011 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

Nature Of Operations And Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Nature Of Operations And Significant Accounting Policies

1.                   NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Basis of Presentation

GelTech Solutions, Inc. (“GelTech” or the “Company”) is a Delaware corporation. GelTech is primarily engaged in business activities that include finalizing the development of products in three distinct markets and beginning the marketing and delivery of products in two of those markets: (i) FireIce® a patented fire suppression product, which is non-toxic and when combined with water becomes a water-based gel product used to suppress fires involving structures, personal property and forest wildfires; (ii) Soil2O™ a moisture preservation solution that has many applications useful in the agricultural industry including water and nutrient retention in golf course maintenance, landscaping and Soil2O™ ‘Dust Control’, our new application which is used for dust mitigation in the aggregate, road construction, mining, as well as other industries that deal with daily dust control issues and (iii) SkinArmor™, an ointment used for protecting skin from direct flame and high temperature. Additionally, GelTech owns a United States patent for a method to modify weather.

The corporate office is located in Jupiter, Florida.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries: FireIce Gel, Inc. and Weather Tech Innovations, Inc. There has been no activity in Weather Tech Innovations, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For the purposes of the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company’s cash equivalents consist of a brokerage money market account.

Investments in Marketable Securities

The Company invests in various marketable securities and accounts for such investments in accordance with ASC 320-10.

Certain securities that the Company may invest in may be determined to be non-marketable. Non-marketable securities where the Company owns less than 20% of the investee are accounted for at cost pursuant to ASC 323-10.

Management determines the appropriate classification of its investments at the time of acquisition and reevaluates such determination at each balance sheet date. Trading securities that the Company may hold are treated in accordance with ASC 320-10 with any unrealized gains and losses included in earnings. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders' equity. Investments classified as held-to-maturity are carried at amortized cost. In determining realized gains and losses, the cost of the securities sold is based on the specific identification method.

The Company periodically reviews its investments in marketable and non-marketable securities and records a reserve for impairment for any securities whose value is considered non-recoverable. The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information. GAAP requires the exercise of judgment in making this assessment for qualitative information, rather than the application of fixed mathematical criteria. The Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, and other factors specific to the individual investment. The Company's assessment involves a high degree of judgment and accordingly, actual results may differ materially from the Company's estimates and judgments.

 Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. Senior management reviews accounts receivable on a monthly basis to determine if any receivables will potentially be uncollectible. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its overall allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Inventories

Inventories are stated at the lower of cost or market, with cost determined using a first-in, first-out method.

Property and Equipment and Depreciation

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the related assets of 3 to7 years. Leasehold improvements are amortized over the lesser of the lease term or the useful life of the improvements. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Fair Value of Financial Instruments and Fair Value Measurements

We measure our financial assets and liabilities in accordance with ASC 820 "Fair Value Measurements and Disclosures". For certain of our financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and line of credit, the carrying amounts approximate fair value due to their short maturities. The carrying amount of our convertible debt approximates the fair value because the interest rate on the convertible note does not vary materially from the market rate for similar debt instruments.

Effective July 1, 2008, we adopted accounting guidance for fair value measurements of financial assets and liabilities and adopted the same guidance for non-financial assets and liabilities effective July 1, 2009. The adoption did not have a material impact on our results of operations, financial position or liquidity. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The Company had no financial or non-financial assets or liabilities measured at fair value and subject to this accounting standard as of June 30, 2011 or 2010.

Revenue Recognition

Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, products have been shipped to the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant. Revenue is shown net of returns and allowances.

Products shipped from either our third-party fulfillment companies or our Jupiter, Florida location are shipped FOB shipping point. Normal payment terms are net 30 or net 60 days depending on the arrangement we have with the customer. As such, revenue is recognized when product has been shipped from either the third-party fulfillment company or from the Jupiter, Florida location.

The Company follows the guidance of ASC 605-50-25, “Revenue Recognition, Customer Payments” Accordingly, any incentives received from vendors are recognized as a reduction of the cost of products. Promotional products or samples given to customers or potential customers are recognized as a cost of goods sold. Cash incentives provided to our customers are recognized as a reduction of the related sale price, and, therefore, are a reduction in sales.

Included in costs of goods sold for the year ended June 30, 2010, was a charge of $33,510 for packaging inventory which became obsolete due to updates in our FireIce® packaging and as a result of the change in our soil moisture retention product branding from RootGel to Soil2O™.

Shipping and Handling Costs

Amounts invoiced to customers for shipping and handling are included in revenues. Shipping and handling costs related to sales of products are included in selling, general and administrative expenses and were $24,077 and $42,222 in 2011 and 2010, respectively.

Research and Development

In accordance with ASC 730-10 expenditures for research and development of the Company's products are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $91,762 and $19,541 for the fiscal years ended June 30, 2011 and 2010, respectively.

Advertising

The Company conducts advertising for the promotion of its products and services. In accordance with ASC 720-35, advertising costs are charged to operations when incurred; such amounts aggregated $267,043 in fiscal 2011 and $120,305 in fiscal 2010.

New Product Startup Expenses

In October 2008, the Company entered into a Master Joint Venture Agreement with a California company. Under the agreement, the Company has agreed to pay the distributor up to $450,000 over an eighteen month period in order to assist the distributor to market the Company’s FireIce Gel product. As of June 30, 2009, the Company had made payments of $50,000 and had recorded a credit of $50,000 against the accounts receivable of the distributor, both of which have been treated as start-up expenses in accordance with ASC 720-15 “Start-up Costs” and are recorded in operating expense in 2009 In September 2009, the Company entered into a settlement agreement with the distributor (Note 10).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable; however, actual results could differ materially from these estimates. Significant estimates in fiscal 2011 and fiscal 2010 include the allowance for doubtful accounts, depreciation and amortization, valuation of inventories, valuation of options and warrants granted for services or settlements, valuation of common stock granted for services or for debt conversion and the valuation of deferred tax assets.

Net Earnings (Loss) per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10. ASC 260-10 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the years ended June 30, 2011 and 2010, there was no separate computation of dilutive net loss per share since the common stock equivalents outstanding were anti-dilutive due to the net losses. At June 30, 2011 there were options to purchase 5,769,507 shares and warrants to purchase 5,125,258 shares of common stock outstanding which may dilute future earnings per share.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718-10 which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options, restricted stock units, and employee stock purchases based on estimated fair values. Stock option compensation expense recognized under ASC 718-10 for the years ended June 30, 2011 and 2010 was $921,639 and $398,614, respectively, related to employee and director stock options, and is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2011, the total compensation cost for stock options not yet recognized was $2,155,868. This cost will be amortized on a straight-line basis over the remaining requisite service period of the options.

The Company accounts for non-employee stock based awards at fair value in accordance with the measurement and recognition criteria of ASC 505-50 "Equity Based payments to Non-Employees. Stock based compensation to non-employees recognized for the years ended June 30, 2011 and 2010 was $322,850 and $0, respectively. Unrecognized stock based compensation expense for non-employees as of June 30, 2011 was $42,500 and is included in prepaid assets. In addition, during 2011 the Company issued 125,000 shares of restricted common stock to a consultant. The restricted shares were valued on their vesting dates with the fair value being recorded as expense.

2007 Equity Incentive Plan

In January 2007, the Company established the 2007 Equity Incentive Plan under which provided for the issuance of up to 1,500,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants. In September 2008, the Board of Directors approved an amendment to the Company’s 2007 Equity Incentive Plan to increase the number of shares authorized by the plan from 1,500,000 to 3,500,000.

Under the Equity Incentive Plan, all directors who are not employees or own 10% or more of the Company’s outstanding stock at the time of grant shall automatically receive a grant of stock options of grant as follows:

Initial Grants

A – Chairman of the Board - 50,000 options

B – Director - 30,000 options

C – Chair of a Committee - 10,000 options

D – Member of a Committee - 5,000 options

Annual Grants

B – Director - 50,000 options

C – Chair of a Committee - 10,000 options

D – Member of a Committee - 5,000 options

All initial grants of options to new non-employee directors and committee members vest annually over a three year period on the anniversary date of the grant, subject to continuing service as a director, Committee member, Chairman of the Board or Chairman of a Committee on the applicable vesting date. Options automatically granted annually under the 2007 Equity Incentive Plan vest the following June 30th, subject to continuing service as a director. Because our Chairman of the Board, is an employee, he is not eligible for a grant. The exercise price of options or stock appreciation rights granted under the 2007 Equity Incentive Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of incentive stock options, the exercise price may not be less than 110% of the fair market value in the case of 10% stockholders. Options and stock appreciation rights granted under the 2007 Equity Incentive Plan shall expire no later than ten years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board of Directors or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by the Board of Directors or the Compensation Committee, in their sole discretion. The purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a recapitalization, reorganization, merger, consolidation, exchange of shares, stock dividend, stock split, reverse stock split, or other subdivision or consolidation of shares.

The Board of Directors or the Compensation Committee may from time to time alter, amend, suspend, or discontinue the Equity Incentive Plan with respect to any shares as to which awards of stock rights have not been granted. However no rights granted with respect to any awards under this Equity Incentive Plan before the amendment or alteration shall be impaired by any such amendment, except with the written consent of the grantee. Under the terms of the Equity Incentive Plan, the Board of Directors or the Compensation Committee may also grant awards which will be subject to vesting under certain conditions. The vesting may be time-based or based upon meeting performance standards, or both.

In April 2010, the Company amended the 2007 Equity Incentive Plan to increase the number of stock options granted annually to directors from 20,000 to 50,000.

All of our Stock Option Agreements provide for “clawback” provisions, which enable our Board of Directors to cancel stock awards and recover past profits if the person is dismissed for cause or commits certain acts which harm us.

Determining Fair Value Under ASC 718-10

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing formula. This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The Company’s determination of fair value using an option-pricing model is affected by the stock price as well as assumptions regarding the number of highly subjective variables.

The fair value of stock option grants for the fiscal year ended June 30, 2011 and 2010 were estimated using the following weighted- average assumptions:

	2011	2010
Risk free interest rate	1.39% - 2.24%	0.76% – 3.03%
Expected term in years	4.0 - 6.5	6.5
Dividend yield	-	-
Volatility of common stock	87.24% - 96.46%	94.66% - 166.28%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2011 and 2010, the Company used the Company’s trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2011 and 2010 is as follows:

Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2009	2,714,000	$ 0.92	8.20
Granted	-	$ -	10.00
Exercised	(14,993)	$ 0.667	-
Options sold to third party	(50,000)	$ 0.667
Forfeited	(1,000,000)	$ 1.000	-
Expired	-	$ -	-
Outstanding at June 30, 2010	1,649,007	$ 0.88	6.40	$ 545,199
Exercisable at June 30, 2010	1,049,008	$ 0.84	5.29	$ 385,999

Weighted average fair value of options granted during the year ended June 30, 2010		N/A

Balance at June 30, 2010	1,649,007	$ 0.88	6.40
Granted	3,290,500	$ 1.22	9.56
Exercised	-	$ -	-
Forfeited	(500,000)	$ 1.00	7.47
Expired	-	$ -
Outstanding at June 30, 2011	4,439,507	$ 1.12	5.39	$ 2,787,063
Exercisable at June 30, 2011	1,952,919	$ 0.99	4.51	$ 1,487,668

Weighted average fair value of options granted during the year ended ended June 30, 2011		$ 0.82

A summary of options issued to non-employees under the 2007 Plan and changes during the period from June 30, 2009 to June 30, 2010 and from June 30, 2010 to June 30, 2011 is as follows:

Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2009	205,000	$ 0.86	7.40
Granted	165,000	$ 1.81	10.00
Exercised	-	$ -	-
Forfeited	-	$ -	-
Expired	-	$ -	-
Outstanding at June 30, 2010	370,000	$ 1.28	7.41	$ 71,100
Exercisable at June 30, 2010	315,833	$ 1.20	7.02	$ 71,100

Weighted average fair value of options granted during the year ended June 30, 2010		$ 0.43

Balance at June 30, 2010	370,000	$ 1.28	7.41
Granted	420,000	$ 1.22	10.00
Exercised	-	$ -	-
Forfeited	-	$ -	-
Expired	-	$ -	-
Outstanding at June 30, 2011	790,000	$ 1.25	7.98	$ 407,850
Exercisable at June 30, 2011	491,666	$ 1.22	7.08	$ 272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$ 0.84

On July 1, 2009, the Company granted options to purchase 100,000 shares of the Company’s common stock to directors of the Company. The options have an exercise price of $1.84 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 166.28% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 3.03%. The value of the options will be recognized over the vesting term, one year. In February 2010, the Company granted options to purchase 30,000 shares of the Company’s common stock to a new director of the Company.  The options have an exercise price of $1.92 per share, vest over three years and have a ten year term.  The options were valued using the Black-Scholes model using a volatility of 102.31% derived from the market price of the Company’s common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.94%.  The value of the options will be recognized over the vesting term, three years.

In February 2010, the Company granted options to purchase 5,000 shares of the Company’s common stock to the new director of the Company upon his appointment to the audit committee.  The options have an exercise price of $1.95 per share, vest over three years and have a ten year term.  The options were valued using the Black-Scholes model using a volatility of 101.79% derived from the market price of the Company’s common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.96%.  The value of the options will be recognized over the vesting term, three years.

In May  2010, the Company granted options to purchase 30,000 shares of the Company’s common stock to a new director of the Company.  The options have an exercise price of $1.55 per share, vest over three years and have a ten year term.  The options were valued using the Black-Scholes model using a volatility of 95.12% derived from the market price of the Company’s common stock, an expected term of 6.5 years (using the simplified method) and a discount rate of 2.89%.  The value of the options will be recognized over the vesting term, three years.

On July 1, 2010, the Company granted options to purchase 165,000 shares of the Company’s common stock to directors of the Company. The options have an exercise price of $1.21 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.46% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, one year.

On July 6, 2010, the Company granted options to purchase 33,000 shares of the Company’s common stock to employees of the Company. The options have an exercise price of $1.20 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 96.03% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On August 12, 2010, the Company granted options to purchase 30,000 shares of the Company’s common stock to a new director upon his appointment to the board. The options have an exercise price of $1.08 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.96%. The value of the options will be recognized over the vesting term, three years.

On September 27, 2010, the Company granted options to purchase 10,000 shares of the Company’s common stock to a director upon his appointment as chairman of the Company’s audit committee. The options have an exercise price of $1.35 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On September 29, 2010, the Company granted options to purchase 5,000 shares of the Company’s common stock to a director upon his appointment as a member of the Company’s audit committee. The options have an exercise price of $1.38 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 92.4% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.76%. The value of the options will be recognized over the vesting term, three years.

On December 8, 2010, the Company granted options to purchase a total of 2,250,000 shares of the Company’s common stock to its Chief Executive Officer, President and Chief Technology Officer. The grants of 750,000 options per officer, 150,000 vested immediately and the remainder vest semiannually over three years beginning June 30, 2011, have an exercise price of $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.42%. The value of the options will be recognized 20% immediately and the remainder over the vesting term, three years.

In December 2010, the Company announced a marketing arrangement with a prominent actor. In connection with the arrangement, the Company agreed to issue the actor five year options to purchase up to 2,000,000 shares of common stock at $1.20 per share upon the signing of an agreement. As of June 30, 2011, the agreement has not been signed and the Company does not anticipate an agreement will be concluded.

In February 2011, the Company granted five-year options to purchase 237,500 shares of the Company’s common stock at an exercise price of $1.17 per share to employees. The options will vest semiannually over three years beginning June 30, 2011. The options were valued at $175,694 with the Black-Scholes option pricing model using a volatility of 88.13%, based upon the historical price of the Company’s common stock, an expected term of 4 years, calculated using the simplified method and based upon a discount rate of 1.39%, equal to the rate for treasury securities with similar expected terms. The expense will be recognized over the vesting term.

On March 10, 2011, the Company granted options to purchase a total of 750,000 shares of the Company’s common stock (250,000 each) to its Chief Executive Officer, President and Chief Technology Officer exercisable at $1.25 per share over ten years. The options vest annually over three years, subject to the Company meeting certain performance milestones and are further subject to the officer’s continued employment with the Company. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 10, 2011, the Company granted options to purchase a total of 210,000 shares of the Company’s common stock to Directors. The options vest semiannually over three years, beginning June 30, 2011, have an exercise price of $1.25 per share, and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.24%. The value of the options will be recognized over the vesting term, three years.

On March 23, 2011, the Company granted five-year options to purchase 20,000 shares of the Company's common stock at an exercise price of $1.60 per share to a new employee. The options vest semi-annually over a three year period with the first vesting date being June 30, 2011. The options were valued using the Black-Scholes model using a volatility of 89.13% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 4.0 years (using the simplified method) and a discount rate of 1.6%. The value of the options will be recognized over the vesting term, three years.

A summary of options issued to non-employees under the 2007 Plan and changes during the fiscal years ended June 30, 2011 and 2010 is as follows:

Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2009	170,000	$1.00	4.53
Granted	—	$—	—
Options purchased from officer	50,000	$0.667
Exercised	(65,000)	$0.74	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2010	155,000	$1.00	2.53	$32,550
Exercisable at June 30, 2010	155,000	$1.00	2.53	$32,550

Weighted average fair value of options granted during the year ended June 30, 2010		N/A

Balance at June 30, 2010	155,000	$1.00	2.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

On December 8, 2010, the Company granted options to purchase a total of 350,000 shares of the Company’s common stock, 100,000 to its legal counsel and 250,000 to a consultant, in recognition of past service to the Company. Options vested immediately, are exercisable at $1.22 per share, and have a five year term. The options were valued using the Black-Scholes model using a volatility of 89.39% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5.0 years, and a discount rate of 1.87%. The value of the options was recognized in December 2010.

On January 29, 2011, the Company granted options to purchase a total of 100,000 shares of the Company’s common stock to its largest principal stockholder in connection with the stockholder’s exercise of warrants to purchase 303,303 shares of common stock at an exercise price which exceeded the then current market price of the Company’s common stock. The warrants vest immediately, have an exercise price of $1.15 per share, and have a three year term. The warrants were valued using the Black-Scholes model using a volatility of 88.18% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 0.96%. The value of the warrants were recognized in other expense during the year ended June 30, 2011.

On March 10, 2011, the Company granted options to purchase a total of 35,000 shares of the Company’s common stock to a consultant. The options vested immediately, have an exercise price of $1.15 per share, and have a three year term. The options were valued at $25,210 using the Black-Scholes model using a volatility of 87.24% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 3 years, the term of the options and a discount rate of 1.13%. The value of the options was recognized during the three months ended March 31, 2011.

 Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2009	474,508	$ 1.05	0.91
Granted	-	$ -	-
Exercised	-	$ -	-
Forfeited	-	$ -	-
Expired	-	$ -	-
Outstanding at June 30, 2010	474,508	$ 1.05	1.92
Exercisable at June 30, 2010	474,058	$ 1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2010		N/A

Balance at June 30, 2010	474,058	$ 1.05	1.92
Granted	-	$ -	-
Exercised	-	$ -	-
Forfeited	-	$ -	-
Expired	-	$ -	-
Outstanding at June 30, 2011	474,058	$ 1.05	0.92
Exercisable at June 30, 2011	474,058	$ 1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2011		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2009 to June 30, 2010 and from June 30, 2010 to June 30, 2011 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2009	528,303	$ 1.14	1.29
Granted	2,430,000	$ 1.59	3.0
Exercised	-	$ -	-
Forfeited	-	$ -	-
Expired	(225,000)	$ 1.00	-
Outstanding at June 30, 2010	2,733,303	$ 1.56	2.37
Exercisable at June 30, 2010	2,733,303	$ 1.56	2.37

Weighted average fair value of warrants granted during the year ended June 30, 2009		N/A

Balance at June 30, 2010	2,733,303	$ 1.56	2.37
Granted	2,341,200	$ 1.31	4.29
Exercised	(423,303)	$ 1.25	-
Forfeited	-	$ -	-
Expired	-	$ -	-
Outstanding at June 30, 2011	4,651,200	$ 1.46	2.68
Exercisable at June 30, 2011	4,751,200	$ 1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2010		N/A

In connection with private placement transactions, the Company issued three year warrants to purchase 2,180,000 shares of the Company’s common stock at an exercise price of $1.60 per share.

In January 2010, the Company issue warrants to purchase 100,000 shares of the Company’s common stock to a consultant.  The warrants are exercisable at $1.60 per share and are exercisable for five years.  The Company calculated the fair value of the warrants using the Black-Scholes method and recorded the value of the warrants, $85,872 in prepaid consulting and will recognize the cost over the term of the consulting agreement, one year.

In addition, in May 2010, the Company issued two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share to the Company’s largest stockholder in connection with the one year extension of the Company’s $2.5 million line of credit.

During fiscal 2011, the Company issued three year warrants to purchase 841,200 shares of the Company’s common stock at an exercise price of $1.25 per share and issued five year warrants to purchase 200,000 shares of the Company’s common stock at an exercise price of $1.25 per share in connection with private placement transactions.

In February, 2011, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.25 per share in connection with the reduction of the Company's line of credit . The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The value of the warrants were recognized as a loss on extinguishment of debt. (See Note 6.)

In addition, in connection with the new convertible note, the Company issued warrants to purchase 300,000 shares of common stock at an exercise price of $1.75 per share. The warrants were valued using the Black-Scholes model using a volatility of 88.13% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5 years, the contractual term of the options and a discount rate of 2.3%. The value of the warrants were recognized as a loss on extinguishment of debt. (See Note 6.)

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, "Accounting for Income Taxes," which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

Effective July 1, 2007, the Company adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. As of June 30, 2011, the fiscal tax years ended June 30, 2009, 2010 and 2011 are still subject to audit.

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonably estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss, if recovery is also deemed probable.

New Accounting Pronouncements

ASUs which were not effective until after June 30, 2011 are not expected to have a significant effect on the Company's consolidated financial position or results of operations.

Going Concern	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Going Concern

NOTE 2 - Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. As of December 31, 2011, the Company had an accumulated deficit and stockholders’ deficit of $18,543,038 and $937,758, respectively, and incurred losses from operations of $2,873,211 for the six months ended December 31, 2011 and used cash from operations of $2,054,789 during the six months ended December 31, 2011. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

In February 2011, the Company renegotiated its Line of Credit with its largest principal stockholder (the Lender) to replace the Line of Credit with a five-year convertible note with a reduced principal amount (Note 3).  On January 4, 2012, the Company signed a $5 million purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“LPC”). The Company sold 166,667 shares of the Company’s common stock to LPC for gross proceeds of $100,000. The Company has entered into a registration rights agreement with LPC replacing the 2010 agreement. See Note 8.

2.                   GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities in 2011 of $6,026,641 and $3,636,213 respectively and has an accumulated deficit of $15,669,827 at June 30, 2011. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended June 30, 2011 the Company issued 1,649,000 shares of common stock and 841,200 warrants to purchase common stock in exchange for $1,343,220, net of a $28,680 finder’s fee. In addition, in September 2010, the Company signed a purchase agreement with Lincoln Park Capital Fund, LLC which provided for the sale of up to an additional $4.8 million worth of common stock of the Company.  During the year ended June 30, 2011, the Company has issued 2,348,063 shares of common stock and five year warrants to purchase 200,000 shares of common stock in exchange for $3,358,866 under this agreement.

In addition, in February 2011 the Company renegotiated its Line of Credit with its largest principal stockholder (the Lender) to replace the Line of Credit with a five-year convertible note with a reduced principal amount (Note 6).

The Company is currently exploring several options to arrange additional debt or equity financing. Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.

Accounts Receivable	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Accounts Receivable

3. ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2011 and 2010 was as follows:

	2011	2010
Accounts receivable	$141,609	$48,567
Allowance for doubtful accounts	(37,785)	(23,920)
	$103,824	$24,647

Bad debt expense on trade accounts receivable for 2011 and 2010 was $13,865 and $7,463, respectively.

Inventories	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Inventories	4. INVENTORIES Inventories consisted of the following at June 30, 2011 and 2010:
	2011	2010
Finished goods	$230,605	$125,453
Raw materials	162,829	72,821
	$393,434	$198,274

Furniture, Fixtures And Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Furniture, Fixtures And Equipment

5. FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of June 30, 2011 and 2010:

	Estimated	June 30,
	Useful Life	2011	2010

Equipment	3 - 5 years	$ 58,783	$ 46,539
Storage facilities	3 years	19,717	-
Vehicles	5 - 7 years	170,961	-
Furniture and fixtures	5 years	19,853	17,698
		269,314	64,237
Accumulated depreciation		(59,492)	(44,223)
		$ 209,822	$ 20,014

Depreciation expense in 2011 and 2010 was $15,269 and $10,756, respectively.

Convertible Note Agreement (Formerly Line of Credit Agreement)	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Convertible Note Agreement (Formerly Line of Credit Agreement)

NOTE 3 - Convertible Note Agreement (Formerly Line of Credit Agreement)

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company’s largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

In May 2010, the Lender extended the due date of the line of credit to May 2011. Additionally, the Company may be compelled to pay the outstanding principal balance earlier during which it will not be permitted to borrow any sums for a period of 30 consecutive days.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company’s common stock and five-year warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due in February 2016. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company’s common stock at an exercise price of $1.75 per share. As of December 31, 2011, accrued interest related to this convertible note amounted to $64,566. Total interest expense on the convertible note amounted to $37,438 for the six months ended December 31, 2011. (See Note 8).

6 CONVERTIBLE NOTE AGREEMENT (Formerly Line of Credit Agreement)

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company’s largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement.  In exchange for the one year extension, the Company gave its largest stockholder, 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share and a cash payment of $60,000.  The Company has recorded the value of the shares, warrants and cash given as a debt issuance costs and was amortized over the one year period of the extension (See Note 7).   The value of the shares issued was calculated to be $150,000 based upon the current price of private placement transactions, $1.00, and the warrants issued were valued at $59,865 using the  Black-Scholes option pricing model using a volatility of 98.66%, an expected term of 2 years and a discount rate of 0.76%.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company’s common stock and five-year warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company’s common stock at an exercise price of $1.75 per share. This debt modification was treated as a debt extinguishment for accounting purposes as a substantive conversion feature was added to the new debt. The fair market value of the common stock and warrants issued to reduce the debt amount by $1,000,000 varied from the value of the Company’s recent private placements and accordingly, the Company recorded a loss on extinguishment of $84,500. In addition, the 300,000 warrants issued in connection with the convertible note were valued using the Black-Scholes option pricing model and the fair market value of the warrants, $182,890, was considered a fee attributed to the old debt in accordance with ASC 470-50-40-17 and was also recorded as a loss on extinguishment of debt. Interest accrued on the convertible note during the year ended June 30, 2011 and outstanding as of June 30, 2011 amounted to $27,130. Total interest expense on the previous line of credit, including amortization of debt issuance costs, amounted to $277,199 for the year ended June 30, 2011.

Stockholders��� Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Stockholders��� Equity

NOTE 4 - Stockholders’ Equity

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitation as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock

The issuances of common stock during the six months ended December 31, 2011 were as follows:

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In November 2011, the Company issued 100,000 shares of common stock in exchange for $50,000 in connection with a private placement with an accredited investor.

In December 2011, the Company issued 5,000 shares of common stock to a director in exchange for $3,335 in connection with the exercise of options with an exercise price of $0.667 per share.

In December 2011, the Company issued 441,179 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

Common Stock Warrants

The Company accounts for warrants issued for services in accordance with ASC 505-50-30-2 Equity Based Payments to Non-Employees. As such, the Company calculates the fair value of the warrants granted using the Black-Scholes option pricing model and records the fair value to either prepaid expense or expense based upon the terms of the underlying contract for services. In applying the Black-Scholes method, the Company calculates volatility based upon the historical market price of the Company’s common stock, utilizes discount rates obtained from the Federal Reserve Statistical Release for treasury instruments of the same duration and expected term as the contractual term of the warrants.

Warrants issued in connection with the sale of shares of common stock are treated as part of the equity transaction and are recorded in stockholders’ equity or liabilities in accordance with the guidance at ASC 480-10-25.

A summary of warrants issued for cash and changes during the periods July 1, 2010 to December 31, 2010 and from July 1, 2011 to December 31, 2011 is as follows:

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	0.91
Granted	—	$—	—
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	474,508	$1.05	1.41
Exercisable at December 31, 2010	474,058	$1.05	1.41

Weighted average fair value of warrants granted during the six months ended December 31, 2010		N/A

Balance at June 30, 2011	474,058	$1.50	1.92
Granted	—	$—	—
Exercised	(130,000)	$0.50	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	344,058	$1.50	1.42
Exercisable at December 31, 2011	344,058	$1.50	1.42

Weighted average fair value of warrants granted during the six months ended December 31, 2011		N/A

A summary of warrants issued for cash and changes during the periods June 30, 2010 to December 31, 2010 and from June 30, 2011 to December 31, 2011 is as follows:

Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	715,000	$1.25	5.0
Exercised	—	$—	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2010	3,448,303	$1.49	2.17
Exercisable at December 31, 2010	3,448,303	$2.17	2.34

Weighted average fair value of warrants granted during the three months ended September 30, 2010		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	—	$—	—
Exercised	—	$—	—
Exercise recission	45,000	$1.25	—
Forfeited	—	$—	—
Expired	—	$—	—
Outstanding at December 31, 2011	4,696,200	$1.46	2.18
Exercisable at December 31, 2011	4,696,200	$1.46	2.18

Weighted average fair value of warrants granted during the six months ended December 31, 2011		N/A

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. See Note 6.

7. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware General Corporation Law.

Common Stock Issued for Cash

  In October 2009, the Company issued 15,000 shares of common stock in exchange for $15,000 in cash upon the exercise of options by a member of the Company’s advisory board.

From November 2009 through April 2010, the Company issued 2,180,000 shares of common stock, and three year warrants to purchase 2,180,000 shares of common stock at an exercise price of $1.60 per share in exchange for $2,180,000 in cash in private placements with accredited investors. The Company paid $90,000 in commissions related to these private placements.

In March 2010, the Company issued 14,993 shares to its Chief Technology Officer in exchange for $10,000 in connection with the exercise of options with an exercise price of $0.667 per share.

In April 2010, the Company’s Chief Executive Officer sold warrants to purchase 50,000 shares of the Company’s common stock to an investor. The Company issued 50,000 shares of the Company’s common stock to the investor in exchange for $33,350 in connection with the exercise of the options.

In September 2010, the Company issued 180,000 shares of common stock and issued three year warrants to purchase 180,000 shares of common stock at an exercise price of $1.25 per share in exchange for $162,000 in private placements with two accredited investors.

On September 1, 2010, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“LPC”).  Upon signing the agreement, the Company received $190,000, net of a $10,000 finder’s fee, from LPC as an initial purchase under the $5 million commitment in exchange for 200,000 shares of the Company’s common stock and five year warrants to purchase 200,000 shares common stock at an exercise price of $1.25 per share.  These warrants have been accounted for as a sale of warrants and common stock and accordingly, have been recorded in stockholder’s equity.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the purchase agreement.  The Company filed a registration statement on November 4, 2010 which became effective on November 29, 2010. Under the registration statement, the Company registered 2.5 million shares of the Company’s common stock. From November 29, 2010 through June 30, 2011, the Company has issued 2,148,063 shares of common stock in exchange for $3,158,866.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time the time the purchase agreement was signed was up to an additional $4.8 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC.  LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company’s common stock is below $1.00.

In consideration for entering into the purchase agreement, the Company issued to LPC 75,000 shares of common stock as a commitment fee and will issue up to 225,000 shares pro rata as LPC purchases additional shares.  As of June 30, 2011, 148,063 “pro-rata” shares have been issued and are included in the 2,148,063 shares discussed above. The commitment shares are subject to a 30 month lock up restriction.  The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the three months ended December 31, 2010, the company issued 134,000 shares of common stock in exchange for $113,900 or $0.85 per share in private placements with accredited investors.

During the year ended June 30, 2011 the Company issued an additional 1,290,000 shares of common stock and 661,200 warrants to purchase common stock in exchange for $1,077,320, net of finders' fees amounting to $26,680, in connection with private placements with accredited investors.

Common Stock for Services

In November 2009, the Company issued 200,000 shares to an investment banking firm as compensation for a two year consulting agreement with an effective date of October 15, 2009. The Company recorded the fair value of the shares, $340,000, based upon the quoted trade price of the shares on the date of the agreement, as prepaid consulting fees and will amortize the amount over the term of the agreement, two years. The Company amortized $170,000 and $127,500 of this amount during the years ended June 30, 2011 and 2010, respectively.

In January 2010, the Company issued 45,282 and 23,929 shares of the Company’s common stock to the Company’s Chairman and a Director, respectively. These shares were issued to compensate the Chairman and Director for the amount of their personal shares that were used to exchange shares of the Company to former Dyn-O-Mat stockholders. The fair value of the shares on the date issued was $69,211, based upon the offering price of recent private placement transactions and is included in general and administrative expense in the accompanying consolidated statement of operations.

As of September 30, 2010, 50,000 shares of common stock were issuable in connection with a one year consulting agreement for investor relations. The shares vest quarterly beginning September 30, 2010, subject to continued engagement as a consultant to the Company. The Company recorded prepaid expense and additional paid in capital of $65,500, representing the initial pre-measurement date fair market value of the shares on the date of grant and has amortized the prepaid expense over the one year period of the agreement based upon the fair market value of the shares on each vesting date in accordance with ASC 505-50-S99. . During the year ended June 30, 2011, the total expense related to this grant amounted to $78,500 due to increase in fair market value at each subsequent measurement date when the shares vested.

On December 8, 2010, the board authorized the issuance of an additional 75,000 shares of restricted common stock in recognition of the past performance of the Company’s investor relations consultant. This stock was valued at $90,000 based upon the fair market value of the stock on the date of the grant, $1.20.

In January 2011, the Company issued 45,000 shares of common stock to an investment banking firm as a finder's fee for the arrangement of private placements.

 Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants

In January 2011, the Company issued 303,303 shares of common stock in exchange for $379,129 in connection with the exercise of warrants with an exercise price of $1.25 per share.

In April 2011, the Company issued 100,000 shares of common stock in exchange for $122,000 in connection with the exercise of options with an exercise price of $1.22 per share.

 In April 2011, the Company issued 73,127 shares of the Company’s common stock in connection with the cashless exercise of warrants to purchase 120,000 shares of common stock at an exercise price of $1.25 per share and based the market value of the Company's common stock of $3.20 per share.

 Common Stock Issued For Arrangement of Line of Credit

In May 2010, the Company issued 150,000 shares of the Company’s common stock to its largest stockholder in exchange for a one year extension of a line of credit for the Company. The fair values of the shares issued, based upon the recent private placement price of the common stock $1.00 per share, $150,000, has been recorded as debt issue costs and is being amortized over the one year extension period of the line of credit. In addition, in May 2010, the Company issued two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share to the Company’s largest stockholder in connection with the one year extension of the Company’s $2.5 million line of credit. (See Note 6.)

In February 2011, the Company issued 892,857 shares of common stock and five-year warrants to purchase 1,000,000 shares of the Company's common stock at an exercise price of $1.25 per share in exchange for a principle reduction in the Company's line of credit in the amount of $1,000,000. (See Note 6.)

Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Income Taxes

8. INCOME TAXES

Due to the net losses incurred, there was no income tax provision for the fiscal years ended June 30, 2011 and 2010. Deferred tax assets and liabilities as of June 30, 2011 and 2010, were as follows:

	June 30, 2011	June 30, 2010

Net operating loss carryforward	$5,031,917	$3,467,230
Allowance for bad debt	8,026	—
Stock-based compensation	873,546	387,715
Less: Deferred tax liability - depreciation	(3,863)	(2,867)
Net deferred tax assets	5,909,626	3,852,078
Less valuation allowance	(5,909,626)	(3,852,078)

Net deferred tax asset	$—	$—

The Company had available at June 30, 2011, net operating loss carryforwards for federal and state tax purposes of approximately $13,372,000 that could be applied against taxable income in subsequent years through June 30, 2031.

Based on the weight of available evidence, both positive and negative, a valuation allowance to fully provide for the net deferred tax assets has been recorded since it is more likely than not that the deferred tax assets will not be realized.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the fiscal years ended June 30, 2011 and 2010 was as follows:

	For the Fiscal Year Ended June 30,
	2011		2010
	Amount	%	Amount	%

Tax at U.S. statutory rate	$ (2,049,058)	-34.00%	$ (1,202,541)	-34.00%
State taxes, net of federal benefit	(217,838)	-3.61%	(127,279)	-3.60%
Other	209,348	3.50%	(134,669)	-3.80%
Change in valuation allowance	2,057,548	34.11%	1,464,489	41.40%
	$ -	0.00%	$ -	0.00%

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments and Contingencies

NOTE 5 - Commitments and Contingencies

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and leases space in an industrial yard in Irvine, California under a one year lease which commenced in June 2011.

Rent expense for the six months ended December 31, 2011 and 2010 was $67,312 and $49,264, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company’s three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive’s job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the executives received options as previously described in Note 1. In October 2011, the Company entered into employment agreements with its executive officers.

Effective September 1, 2011, the Compensation Committee approved an Employment Agreement with the Company's Chief Financial Officer (CFO). The CFO will receive a base salary of $146,000 per year with the Committee having the authority to increase the CFO’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award the CFO a target bonus based upon the CFO's job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the CFO received options as previously described in Note 1.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively.  In addition, the plaintiff seeks to recover certain of his  personal property, which was used or stored in the Company’s offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company’s business) in the Company’s offices.  The lawsuit is pending and the Company believes the lawsuit is without merit.

10. COMMITMENTS AND CONTINGENCIES

The Company leases office and warehouse space located in Jupiter, Florida under a month-to-month lease and rents space under a one year lease in an industrial yard in Irvine, California . Rent expense for the fiscal year ended June 30, 2011 and 2010 was $103,044 and $98,529, respectively.

In March 2011, the Compensation Committee approved new employment terms for each of the Company’s three executive officers. The Executives will receive a base salary of $150,000 per year with the Committee having the authority to increase the Executive’s base salary for the succeeding 12-month period with the increase based on profitability, positive cash flow or such other factors as the Committee deems important.  Following the completion of each fiscal year, the Committee will have the discretion to award each of the executives a target bonus based on each Executive’s job performance, the Company’s revenue growth, positive cash flow, net income before income taxes or other criteria selected by the Committee.  In addition, the executives received options as previously described in Note 1.

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively.  In addition, the plaintiff seeks to recover certain of his  personal property, which was used or stored in the Company’s offices, and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company’s business) in the Company’s offices.  The lawsuit is pending and the Company believes the lawsuit is without merit..

In October 2008, the Company entered into a Master Distributing Agreement with a California company (the Distributor). Under the agreement, the Company agreed to pay the Distributor up to $450,000 in costs toward the marketing of the Company’s FireIce Gel product. As of June 30, 2009, the Company had paid $50,000 to the Distributor. In addition, the Company issued a credit in lieu of payment, in the amount of $50,000, against the accounts receivable of the Distributor. As such, the remaining amounts due under the agreement called for the payment of an additional $210,000 in calendar 2009 and $140,000 in calendar 2010. In September 2009, the Company and the Distributor entered into a settlement agreement whereby each party was relieved of any further obligations related to the Master Distributing Agreement.

In fiscal 2009, a California company filed suit against GelTech claiming infringement on the use of the name RootGel. The Company was unaware that the California company had successfully registered that name prior to it being used by GelTech. GelTech and the California company reached a settlement agreement in this action in September 2010. Under the settlement agreement, GelTech will pay the California company $55,000 in four installments and will cease any future use of the RootGel name. The full amount of the settlement was accrued at June 30, 2010 and was included in Loss on Settlement in fiscal 2010 in the accompanying consolidated financial statements. All amounts due under the settlement agreement were paid in fiscal 2011.

Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

NOTE 6 - Related Party Transactions

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

·	The CEO’s wife is a bookkeeper at $1,000 per week,
·	The CEO and CTO’s father is a researcher at $1,200 per week, and
·	The CEO and CTO’s mother is a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Note 5.

The Company has entered into a series of credit facilities with its largest principal stockholder as more fully described in Note 3.

In December 2011, the Company received short term advances from its Chief Executive Officer, President and Chief Financial Officer in the amounts of $10,000, $29,380 and $50,000, respectively. The advances bear interest rates of 0.7%, 5.0% and 5.0%, respectively. In addition, as further inducement for the advance from the Chief Financial Officer, the Company approved the reduction in the exercise price of 150,000 options granted to the Chief Executive Officer from $1.95 to $0.60 per share. In connection with this repricing, the expense related to the vesting of these options was reduced from $224,775 to $68,175.

In December 2011, the Company issued 441,179 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

9. RELATED PARTY TRANSACTIONS

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

· the CEO’s wife as a bookkeeper at $1,000 per week,

·      the CEO and CTO’s father is a researcher at $1,000 per week, and

· the CEO and CTO’s mother as a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has entered into employment agreements with its executive officers which are described under Note 10.

On May 29, 2009, GelTech Solutions, Inc. (the “Company”) entered into a Credit Enhancement and Financing Security Agreement (the “Agreement”) with the Company’s largest stockholder.  Also on May 29, 2009, the Company entered into a $2,500,000 Revolving Line of Credit Agreement (the “Credit Agreement”) and borrowed $1,550,000 under the Credit Agreement (See Note 6).

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement. In exchange for the one year extension, the Company gave its largest stockholder 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share and a payment of $60,000 (See Note 6).

In February 2011, the Company renegotiated its Line of Credit Agreement with its largest stockholder (see Note 6.)

Concentrations	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Concentrations

NOTE 7 - Concentrations

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through September 30, 2011. As of December 31, 2011, there were no cash equivalent balances held in depository accounts that are not insured.

At December 31, 2011, two customers each account for 57% and 20% of accounts receivable.

For the six months ended December 31, 2011 three customers accounted for approximately 23.8%, 20.6% and 20.4% of sales.

During the six months ended December 31, 2011 all sales resulted from two products, FireIce® and Soil2O™ which made up 44.8% and 55.2%, respectively, of total sales. Of the FireIce® sales, 78.9% related to sales of FireIce product and 16.4% related to sales of the FireIce Home Defense units. Of the Soil2O™ sales, 97.1% related to Soil2O™ Dust Control and 2.9% related to traditional sales of Soil2O™.

Three vendors accounted for 58.7%, 11.3% and 10.5% of the Company’s approximately $292,000 of raw material and packaging purchases during the six months ended December 31, 2011.

11. CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2011. As of June 30, 2011, the Company had cash equivalent balances held in corporate money market funds that are not insured in the amount of $1,700,317.

At June 30, 2011, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 43%, 24.1 and 18.1%. At June 30, 2010, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 46%, 15% and 11%.

During 2011, one customer accounted for approximately 20.1% of sales. No other customer had sales in excess of 10% of revenues. During 2010, one customer accounted for approximately 73% of sales.  No other customer had sales in excess of 10% of revenues.

During 2011, all sales resulted from two products, FireIce and Soil2O™ which made up 72.2% and 27.85 of total sales. During 2010, all sales resulted from two products, FireIce and Soil2O™  which made up 88% and 12% of  total sales, respectively.

During the year ended June 30, 2011, the Company purchased approximately $150,000 of raw material from one vendor and approximately $58,000 from another vendor which amounted to 38.4% and 14.8%, respectively, of the inventory purchases in fiscal 2011. During the year ended June 30, 2010, the Company purchased approximately $76,000 of raw material from one vendor which amounted to 58% of the inventory purchases in fiscal 2010.

Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

NOTE 8 - Subsequent Events

As of January 4, 2012, the Company signed a $5 million purchase agreement with LPC. Upon signing the agreement, the Company received $100,000 from LPC as an initial purchase under the $5 million commitment in exchange for 166,667 shares of the Company’s common stock. The Company also entered into a registration rights agreement with LPC whereby a registration statement was filed on January 6, 2012 related to the transaction with the Securities and Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the purchase agreement. Five days after the SEC has declared effective the registration statement related to the transaction, the Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts between $30,000 and $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, up to an additional $4.9 million. There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $4.9 million of future funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company’s common stock is below $0.35.

In consideration for entering into the most recent $5 million agreement, the Company issued to LPC 150,000 shares of common stock as a commitment fee and will issue up to 450,000 shares pro rata as LPC purchases additional shares. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement. Among various default provisions, if the Company does not timely file the registration statement or maintain its effectiveness, it is considered in default. The Company expects to use the proceeds for working capital and other general corporate purposes.

            In February 2012, the board authorized the issuance of up to 1,200,000 shares of common stock to accredited investors at a price of $0.50 per share.  Through February 13, 2012, the Company has issued 468,400 shares of common stock to 12 accredited investors in exchange for $234,200 in connection with this private placement.

12. SUBSEQUENT EVENTS

As prescribed by the Company's 2007 Equity Incentive Plan, on July 1, 2011, the Company issued options to purchase 245,000 shares of common stock to directors. The options have an exercise price of $1.75 per share, vest on June 30, 2012¸ subject to continuing to serve as a director and bear a ten year term. The options vest on June 30, 2012. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company’s common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 1.94%. The value of these options will be recognized as expense over the requisite service period.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In August 2011, the Company entered into a settlement agreement with a former stockholder of Dyn-O-Mat, the Company's predecessor. At the time of the Company's formation, the Company was unable to contact the investor in order to offer the investor shares of GelTech in exchange for the investor's shares of Dyn-O-Mat. The investor came forward in May 2011 seeking to receive the same offer made to Dyn-O-Mat stockholders in 2007. Under the settlement agreement, the Company paid the investor $50,000, which has been recorded as a loss on settlement as of June 30, 2011. In addition, the Company's Chief Technology Officer and his father have agreed to pay the investor an additional $125,000 prior to December 31, 2011.

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were contingently granted by the Company on June 3, 2011, were granted to its Chief Financial Officer, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. The value of the options will be recorded as expense over the requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers. The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company’s common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options will be recorded as expense over the requisite service period.